UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Core Plus Bond Fund
Class A [WAPAX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,546,198,044
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1092
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7830-STSR-0826

Western Asset Core Plus Bond Fund
Class C [WAPCX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$76	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,546,198,044
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1092
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7829-STSR-0826

Western Asset Core Plus Bond Fund
Class FI [WACIX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$42	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,546,198,044
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1092
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7593-STSR-0826

Western Asset Core Plus Bond Fund
Class R [WAPRX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,546,198,044
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1092
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7828-STSR-0826

Western Asset Core Plus Bond Fund
Class I [WACPX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$22	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,546,198,044
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1092
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7007-STSR-0826

Western Asset Core Plus Bond Fund
Class IS [WAPSX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$22	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,546,198,044
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1092
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7272-STSR-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 37.1%
Communication Services — 5.4%
Diversified Telecommunication Services — 1.6%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,199,753 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	6,530,000	5,684,009
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,898,615
AT&T Inc., Senior Notes	5.350%	9/1/40	870,000	841,822
AT&T Inc., Senior Notes	5.550%	8/15/41	2,710,000	2,636,822
AT&T Inc., Senior Notes	4.350%	6/15/45	149,000	119,756
AT&T Inc., Senior Notes	3.500%	9/15/53	970,000	630,169
AT&T Inc., Senior Notes	3.550%	9/15/55	970,000	625,097
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	447,514
AT&T Inc., Senior Notes	3.650%	9/15/59	370,000	236,656
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	481,071
Comcast Corp., Senior Notes	3.900%	3/1/38	2,160,000	1,830,372
Comcast Corp., Senior Notes	3.969%	11/1/47	4,956,000	3,536,955
Comcast Corp., Senior Notes	5.350%	5/15/53	3,240,000	2,795,543
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,200,000	1,197,229 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	3,660,000	3,652,534 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	5,410,000	5,410,962 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	3,260,000	3,252,345 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	4,280,000	4,255,722 (a)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	130,000	128,353 (a)
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,170,000	4,911,981
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	5,013,000	4,552,226
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	633,000	612,574
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,440,000	1,424,359
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	490,000	378,933
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	350,000	279,496
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	55,000	52,227
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	$76,212
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	1,380,000	959,213
Total Diversified Telecommunication Services				57,108,520
Entertainment — 0.2%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	945,000	939,050
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	2,700,000	2,691,846 (a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,260,000	2,533,599
Total Entertainment				6,164,495
Interactive Media & Services — 1.2%
Alphabet Inc., Senior Notes	3.700%	2/15/29	1,870,000	1,839,899
Alphabet Inc., Senior Notes	4.100%	2/15/31	740,000	727,285
Alphabet Inc., Senior Notes	4.400%	2/15/33	490,000	479,623
Alphabet Inc., Senior Notes	4.500%	5/15/35	160,000	156,239
Alphabet Inc., Senior Notes	4.700%	11/15/35	2,400,000	2,352,273
Alphabet Inc., Senior Notes	4.800%	2/15/36	1,210,000	1,189,939
Alphabet Inc., Senior Notes	5.350%	11/15/45	850,000	825,123
Alphabet Inc., Senior Notes	5.500%	2/15/46	2,080,000	2,050,375
Alphabet Inc., Senior Notes	5.250%	5/15/55	80,000	74,866
Alphabet Inc., Senior Notes	5.450%	11/15/55	870,000	834,571
Alphabet Inc., Senior Notes	5.650%	2/15/56	2,070,000	2,043,949
Alphabet Inc., Senior Notes	5.300%	5/15/65	1,430,000	1,312,471
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	7,625,000	7,500,083
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	3,870,000	3,836,160
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	1,980,000	1,927,599
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	2,580,000	2,562,765
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	2,600,000	2,413,997
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	2,920,000	2,923,656
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	2,180,000	1,976,762
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	1,200,000	1,195,300
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	4,220,000	3,793,699
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	1,450,000	1,433,066
Total Interactive Media & Services				43,449,700
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	4,543,000	4,013,827
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	2,670,000	$2,621,646 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,325,000	2,980,207
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	1,760,000	1,789,526 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	510,000	510,000 *(b)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	6,266,320 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	1,085,891 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	4,350,000	4,217,509
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,284,247
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	3,005,147
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,755,000	1,805,885
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,836,265
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,617,000	1,446,857
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	780,000	807,452 (a)
Total Media				34,670,779
Wireless Telecommunication Services — 1.4%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	15,000,000	8,874,598 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	3,730,000	3,698,861
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,670,000	5,502,820
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,950,000	1,940,230
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	15,295,000	14,823,775
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	6,710,000	6,090,031
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,420,000	1,340,389
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,780,000	3,788,192
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,530,000	2,232,885
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,230,000	$1,198,600
Total Wireless Telecommunication Services				49,490,381

Total Communication Services				190,883,875
Consumer Discretionary — 3.4%
Automobile Components — 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	1,230,000	1,230,616 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	2,090,000	2,105,548 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	4,360,000	4,292,114 (a)
Total Automobile Components				7,628,278
Automobiles — 0.3%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,350,620
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,550,000	1,497,551
General Motors Co., Senior Notes	5.600%	10/15/32	650,000	665,546
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,256,128
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	880,000	879,248
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,471,000	3,874,546 (a)
Total Automobiles				11,523,639
Broadline Retail — 0.9%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	6,120,000	6,016,626
Amazon.com Inc., Senior Notes	4.250%	3/13/31	1,240,000	1,221,342
Amazon.com Inc., Senior Notes	4.550%	3/13/33	1,200,000	1,180,906
Amazon.com Inc., Senior Notes	4.350%	3/20/33	1,400,000	1,363,170
Amazon.com Inc., Senior Notes	4.650%	11/20/35	1,850,000	1,799,796
Amazon.com Inc., Senior Notes	4.875%	3/13/36	1,250,000	1,230,974
Amazon.com Inc., Senior Notes	5.650%	3/13/46	1,310,000	1,297,571
Amazon.com Inc., Senior Notes	5.800%	3/13/56	1,060,000	1,053,977
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,304,148
Amazon.com Inc., Senior Notes	5.950%	3/13/66	1,820,000	1,810,914
Prosus NV, Senior Notes	3.061%	7/13/31	12,990,000	11,811,092 (a)
Total Broadline Retail				31,090,516
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp. Ltd., Senior Notes	5.875%	6/15/31	1,470,000	1,497,245 (a)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	2,420,000	2,450,480 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,480,000	$1,498,174
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,140,000	3,033,435
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	4,200,000	4,315,170
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	260,000	267,413
McDonald’s Corp., Senior Notes	3.600%	7/1/30	80,000	77,507
McDonald’s Corp., Senior Notes	4.200%	4/1/50	6,670,000	5,345,864
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	2,040,000	2,089,862 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	3,750,000	3,674,847 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	830,000	806,156 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	480,000	466,446 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	2,510,000	2,531,817 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	5,790,000	5,873,280 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	1,640,000	1,596,905
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	760,000	736,429
Sands China Ltd., Senior Notes	2.300%	3/8/27	6,770,000	6,665,032
Sands China Ltd., Senior Notes	5.400%	8/8/28	3,950,000	3,980,964
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,980,000	3,770,084
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,690,000	1,538,026
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,090,000	2,098,111 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	3,040,000	3,046,250 (a)
Total Hotels, Restaurants & Leisure				57,359,497
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,480,000	1,389,538
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,220,000	2,583,995
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	540,000	539,186
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	3,390,000	3,359,777 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	3,750,000	3,781,757 (a)
Total Specialty Retail				11,654,253

Total Consumer Discretionary				119,256,183
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 1.3%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	3,442,000	$3,137,638
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	3,560,000	3,499,504
Total Beverages				6,637,142
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	3,270,000	3,228,086
Food Products — 0.2%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	2,420,000	2,411,421 (a)
Mars Inc., Senior Notes	3.200%	4/1/30	100,000	95,112 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	390,000	392,858 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	930,000	934,013 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	2,810,000	2,770,273 (a)
Total Food Products				6,603,677
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,197,000	1,201,973
Tobacco — 0.8%
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	978,840
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,750,000	3,300,068
Altria Group Inc., Senior Notes	6.875%	11/1/33	1,610,000	1,782,789
Altria Group Inc., Senior Notes	5.800%	2/14/39	3,130,000	3,177,133
Altria Group Inc., Senior Notes	3.875%	9/16/46	2,070,000	1,537,755
Altria Group Inc., Senior Notes	5.950%	2/14/49	10,000	9,830
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,620,000	1,824,457
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,664,000	1,652,627
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	402,123
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,515,000	3,725,097
BAT Capital Corp., Senior Notes	7.081%	8/2/53	210,000	237,121
BAT Capital Corp., Senior Notes	6.250%	8/15/55	20,000	20,487
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	3,360,000	3,385,958
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	930,000	947,323
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	2,110,000	2,145,242
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	805,000	$709,212
Reynolds American Inc., Senior Notes	5.850%	8/15/45	2,579,000	2,541,878
Total Tobacco				28,377,940

Total Consumer Staples				46,048,818
Energy — 4.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	1,580,000	1,534,770
Oil, Gas & Consumable Fuels — 4.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	5,260,000	5,444,984 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,410,000	1,363,606
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	1,340,000	868,576
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,030,000	939,853 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,071,000	1,809,154 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	2,281,000	2,195,267
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	2,620,000	2,401,968
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,630,000	1,637,749 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,665,000	1,748,538 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,660,000	1,644,969 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	299,000	297,060
Continental Resources Inc., Senior Notes	5.750%	1/15/31	429,000	436,946 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,430,000	1,422,196 (a)
Devon Energy Corp., Senior Notes	3.900%	5/15/27	1,739,000	1,727,468 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	588,000	588,063
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,009
Devon Energy Corp., Senior Notes	4.375%	3/15/29	1,949,000	1,933,643 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,610,000	1,588,892
Ecopetrol SA, Senior Notes	8.375%	1/19/36	5,740,000	6,220,768
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.875%	5/28/45	6,530,000	$5,398,635
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,291,271 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	15,052,000	15,538,556 (c)(d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	520,000	527,039
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,706,902
Energy Transfer LP, Senior Notes	5.550%	5/15/34	30,000	30,487
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,070,041
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,413,000	1,282,251
Energy Transfer LP, Senior Notes	6.250%	4/15/49	870,000	868,597
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	850,000	815,149
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	577,000	542,837
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,105,000	2,330,251
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,197,000	1,620,233
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,830,000	1,774,165
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	870,000	635,495
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,335,000	2,327,979 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	1,400,000	1,281,373
EQT Corp., Senior Notes	5.000%	1/15/29	1,278,000	1,281,577
EQT Corp., Senior Notes	3.625%	5/15/31	3,383,000	3,169,944 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	920,000	920,067
Expand Energy Corp., Senior Notes	5.375%	3/15/30	2,710,000	2,720,579
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,810,000	2,739,593
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,033,309
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	4,060,000	4,183,156 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	5,050,000	$5,128,807 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	8,050,000	7,305,153 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,689,162
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,561,838
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	226,000	256,495
MPLX LP, Senior Notes	4.800%	2/15/29	2,590,000	2,596,171
MPLX LP, Senior Notes	4.500%	4/15/38	1,340,000	1,214,299
MPLX LP, Senior Notes	4.700%	4/15/48	1,470,000	1,221,987
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,617,000	2,617,522
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	3,630,000	3,604,227
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	1,130,000	1,252,197
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,275,878
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,275,000	1,368,351
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	1,530,000	1,225,651
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,410,000	2,494,935
ONEOK Inc., Senior Notes	6.050%	9/1/33	580,000	607,384
ONEOK Inc., Senior Notes	6.625%	9/1/53	570,000	597,832
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	2,360,000	2,411,075 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,610,000	1,444,068
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,503,000	2,859,809
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,370,000	2,041,281
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,045,000	2,037,956
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	180,256
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,350,000	$2,202,344 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	2,100,000	2,142,806 (a)
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	1,030,000	1,015,841 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	1,130,000	1,177,771 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	5,240,000	5,558,492 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,870,000	1,900,724
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	413,000	411,432
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,935,000	2,844,144
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	760,000	721,695
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	5,348,000	6,014,124
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	985,000	1,166,481
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	2,520,000	2,518,627
Total Oil, Gas & Consumable Fuels				171,140,010

Total Energy				172,674,780
Financials — 10.3%
Banks — 6.4%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	4.326%	7/15/26	7,226,000	5,921,330 (c)(d)
Banco Santander SA, Senior Notes	4.551%	11/6/30	5,800,000	5,709,202
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,270,000	2,136,678
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,060,000	943,722 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	8,720,000	8,047,829 (d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	7,641,000	7,514,344 (d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	4,810,000	4,759,328 (d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	6,570,000	$5,206,527 (d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	2,222,326 (d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	620,000	619,434 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,660,000	6,530,427 (d)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	10,000	9,846 (d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,290,000	2,296,707 (d)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	3,338,003 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	7,380,000	7,785,679 (a)(c)(d)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,970,000	3,944,284 (a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,510,000	3,533,745 (a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	829,000	836,338 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	8,945,000	9,336,511 (a)(d)
CaixaBank SA, Senior Notes (4.818% to 4/22/31 then SOFR + 1.210%)	4.818%	4/22/32	740,000	734,188 (a)(d)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,710,000	4,693,925 (a)(d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
CaixaBank SA, Senior Notes (5.402% to 4/22/36 then SOFR + 1.530%)	5.402%	4/22/37	670,000	$663,667 (a)(d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	5,020,000	5,116,770 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,397,570
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,462,000	2,176,174
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,320,000	4,783,677 (d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	6,280,000	6,195,801 (d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,493,592 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	5,260,000	5,185,351 (d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	670,000	666,749 (d)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,150,000	4,144,132
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	960,000	954,159 (a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,210,000	4,890,331 (a)(d)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	3,360,000	3,294,570 (a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	330,000	324,594 (a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	249,718 (a)(d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	6,190,000	$6,036,217 (d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	6,960,000	6,127,788 (d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,130,000	5,651,699 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,150,000	3,974,484 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	951,046 (d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	4,150,000	4,114,402 (d)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	1,870,000	1,857,237 (d)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	4,410,000	4,478,850 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	4,620,000	4,704,859 (d)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,770,000	1,693,233
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	1,998,452
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	2,300,000	2,236,146 (d)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,465,092
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	2,961,000	2,943,234 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	3,240,000	3,308,266 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,350,000	2,453,039 (d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,330,000	$2,320,678
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	3,180,000	3,150,820
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	5,400,000	5,293,304 (d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	3,860,000	3,634,091 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	5,305,390 (d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	6,620,000	6,549,971 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	12,190,000	10,930,938 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,180,000	1,208,827 (d)
Total Banks				227,045,291
Capital Markets — 2.6%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,110,000	2,242,794 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	5,360,000	5,619,488 (a)
Credit Suisse AG AT1 Claim	—	—	61,000,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,153,000	3,143,633
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,160,000	1,078,754
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,800,000	5,124,724
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	4,434,000	3,917,794
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	7,070,000	6,351,300 (d)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,780,466 (d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,420,000	$1,027,915 (d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,340,221 (d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,752,517 (d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,765,000	1,737,721 (d)
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	908,000	857,896 (a)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	90,000	79,581 (d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	9,370,000	8,702,597 (d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	5,560,000	5,325,559 (d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,533,000	7,431,617 (d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,149,545 (d)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	3,130,000	3,069,856 (d)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	2,720,000	2,635,150 (d)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	2,710,000	2,697,554 (d)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	2,600,000	2,588,842 (d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	2,550,000	$2,695,646 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	7,010,000	7,548,347 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	2,480,000	2,865,992 (a)(c)(d)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,180,000	1,152,211 (a)(d)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,430,000	4,439,584 (a)(d)
Total Capital Markets				93,357,304
Consumer Finance — 0.3%
American Express Co., Senior Notes	4.050%	5/3/29	1,690,000	1,674,268
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	3,000,000	2,982,214 (a)(d)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	4,910,000	4,885,144 (a)
Total Consumer Finance				9,541,626
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	12,550,000	12,474,203
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	5,360,000	5,160,400
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	6,000	6,405
Block Inc., Senior Notes	6.000%	8/15/33	2,010,000	2,025,025 (a)
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	2,870,000	2,535,673 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	4,230,000	4,375,770 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,120,000	1,120,754 (a)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	1,640,000	1,684,164 (a)
Total Financial Services				29,382,394
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	1,870,000	$1,908,358
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,360,000	1,371,385 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,593,000	1,629,242
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,385,000	2,114,561 (a)
Total Insurance				7,023,546

Total Financials				366,350,161
Health Care — 2.7%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	5.050%	3/15/34	4,370,000	4,418,501
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	135,829
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,365,000	1,227,419
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,696,000	1,385,460
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,525,000	3,158,310
Total Biotechnology				10,325,519
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	1,100,000	1,072,247
Abbott Laboratories, Senior Notes	4.300%	3/15/33	2,400,000	2,328,572
Abbott Laboratories, Senior Notes	4.750%	3/15/38	1,180,000	1,137,164
Abbott Laboratories, Senior Notes	5.500%	3/15/56	910,000	891,857
Solventum Corp., Senior Notes	5.400%	3/1/29	1,617,000	1,645,273
Solventum Corp., Senior Notes	5.450%	3/13/31	3,300,000	3,379,078
Solventum Corp., Senior Notes	5.600%	3/23/34	4,410,000	4,515,116
Total Health Care Equipment & Supplies				14,969,307
Health Care Providers & Services — 1.2%
Centene Corp., Senior Notes	3.375%	2/15/30	1,160,000	1,081,751
Cigna Group, Senior Notes	4.375%	10/15/28	2,680,000	2,669,309
Cigna Group, Senior Notes	4.800%	8/15/38	1,962,000	1,860,439
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	356,420
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,660,000	1,651,664
CVS Health Corp., Senior Notes	2.125%	9/15/31	660,000	577,244
CVS Health Corp., Senior Notes	4.125%	4/1/40	1,673,000	1,432,072
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,580,000	2,338,035
CVS Health Corp., Senior Notes	6.200%	9/15/55	1,660,000	1,699,652
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	1,823,954	1,830,055
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,100,000	$2,975,122
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	857,715
HCA Inc., Senior Notes	7.500%	11/15/95	8,000,000	8,653,202
Humana Inc., Senior Notes	3.950%	3/15/27	10,000	9,965
Humana Inc., Senior Notes	2.150%	2/3/32	3,750,000	3,259,110
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,070,000	4,615,056
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	630,000	612,924
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	689,955
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	4,755,000	3,403,087
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	952,667
Total Health Care Providers & Services				41,525,444
Pharmaceuticals — 0.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	5,510,000	5,584,418 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	1,164,000	858,769 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,020,000	4,099,217
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,440,000	2,489,083
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	4,310,000	4,281,538
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,400,000	1,292,902
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,860,000	1,699,747
Pfizer Inc., Senior Notes	1.700%	5/28/30	3,680,000	3,312,663
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	8,190,000	6,326,359
Total Pharmaceuticals				29,944,696

Total Health Care				96,764,966
Industrials — 2.6%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	2.700%	2/1/27	2,840,000	2,809,346
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,893
Boeing Co., Senior Notes	3.200%	3/1/29	3,580,000	3,452,068
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	949,012
Boeing Co., Senior Notes	3.550%	3/1/38	2,720,000	2,282,169
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	934,579
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Bombardier Inc., Senior Notes	7.250%	7/1/31	540,000	$565,689 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	1,200,000	1,243,657 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	735,000	662,832
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	440,000	432,526 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	800,000	797,071 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	2,370,000	2,371,559 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	2,450,000	2,412,240
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	1,190,000	1,227,008
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	510,000	479,327
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,230,000	2,156,407
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	4,630,000	3,680,177
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,570,000	1,444,332
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,830
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	8,320,000	7,833,358
RTX Corp., Senior Notes	4.125%	11/16/28	2,820,000	2,798,652
RTX Corp., Senior Notes	2.250%	7/1/30	4,430,000	4,056,537
RTX Corp., Senior Notes	6.000%	3/15/31	850,000	897,246
RTX Corp., Senior Notes	4.500%	6/1/42	3,629,000	3,248,353
RTX Corp., Senior Notes	3.030%	3/15/52	2,200,000	1,420,760
Total Aerospace & Defense				48,174,628
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	2,002,448 (a)
Commercial Services & Supplies — 0.2%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	2,100,000	2,056,611 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,120,000	2,200,127 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	2,330,000	2,334,350
Total Commercial Services & Supplies				6,591,088
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.800%	3/6/36	600,000	588,901
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — continued
GE Vernova Inc., Senior Notes	4.250%	2/4/31	1,310,000	$1,289,701
GE Vernova Inc., Senior Notes	4.875%	2/4/36	1,450,000	1,427,715
GE Vernova Inc., Senior Notes	5.500%	2/4/56	770,000	747,460
Total Electrical Equipment				4,053,777
Ground Transportation — 0.3%
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	1,810,000	1,785,913 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	1,660,000	1,631,288 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	1,250,000	1,225,128 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	80,000	77,950 (a)
Kazakhstan Temir Zholy National Co. JSC, Senior Notes	4.875%	4/29/31	900,000	881,918 (a)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,540,000	2,139,678
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,130,000	1,536,754
Union Pacific Corp., Senior Notes	3.750%	2/5/70	4,395,000	2,999,089
Total Ground Transportation				12,277,718
Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes	4.900%	5/28/32	2,780,000	2,816,344 (a)
Siemens Funding BV, Senior Notes	5.900%	5/28/65	1,030,000	1,055,756 (a)
Total Industrial Conglomerates				3,872,100
Passenger Airlines — 0.3%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	1,070,000	1,063,652
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,880,985 (a)
Total Passenger Airlines				9,944,637
Trading Companies & Distributors — 0.2%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	1,330,000	1,362,677 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	1,970,000	1,938,063 (a)(h)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	2,380,000	2,482,952 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	190,000	193,748 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	510,000	523,859 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	450,000	$454,129
Total Trading Companies & Distributors				6,955,428

Total Industrials				93,871,824
Information Technology — 2.0%
IT Services — 0.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	1,760,000	1,758,593 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	2,250,000	2,283,302 (a)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	1,680,000	1,702,349 (a)
Total IT Services				5,744,244
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,181,856
Broadcom Inc., Senior Notes	4.600%	1/15/33	3,730,000	3,659,973
Broadcom Inc., Senior Notes	3.137%	11/15/35	10,210,000	8,677,052 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	1,900,000	1,844,549
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	129,085 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	5,930,000	6,121,004 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	2,290,000	2,328,821 (a)
Hanwha Q Cells Americas Holdings Corp., Senior Notes	4.375%	5/21/29	1,260,000	1,252,759 (a)
Intel Corp., Senior Notes	5.000%	8/15/33	1,160,000	1,151,540
Intel Corp., Senior Notes	5.300%	5/15/36	1,180,000	1,174,637
Intel Corp., Senior Notes	4.750%	3/25/50	4,375,000	3,643,927
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	381,900
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	2,480,000	2,470,637
Total Semiconductors & Semiconductor Equipment				34,017,740
Software — 0.8%
Oracle Corp., Senior Notes	2.950%	4/1/30	730,000	672,077
Oracle Corp., Senior Notes	4.650%	5/6/30	4,800,000	4,708,556
Oracle Corp., Senior Notes	4.950%	2/4/31	40,000	39,169
Oracle Corp., Senior Notes	2.875%	3/25/31	6,350,000	5,674,960
Oracle Corp., Senior Notes	5.350%	5/4/33	590,000	573,274
Oracle Corp., Senior Notes	5.200%	9/26/35	580,000	543,239
Oracle Corp., Senior Notes	5.700%	2/4/36	660,000	639,412
Oracle Corp., Senior Notes	5.875%	9/26/45	1,520,000	1,331,440
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	$492,957
Oracle Corp., Senior Notes	5.375%	9/27/54	3,400,000	2,668,886
Oracle Corp., Senior Notes	5.950%	9/26/55	1,370,000	1,164,983
Oracle Corp., Senior Notes	6.700%	2/4/56	10,000	9,418
Oracle Corp., Senior Notes	6.850%	2/4/66	1,170,000	1,089,723
ServiceNow Inc., Senior Notes	5.050%	5/15/33	940,000	939,297
ServiceNow Inc., Senior Notes	5.400%	5/15/36	1,360,000	1,359,942
Synopsys Inc., Senior Notes	4.850%	4/1/30	1,720,000	1,723,311
Synopsys Inc., Senior Notes	5.000%	4/1/32	1,360,000	1,362,860
Synopsys Inc., Senior Notes	5.150%	4/1/35	1,140,000	1,134,007
Synopsys Inc., Senior Notes	5.700%	4/1/55	2,290,000	2,222,763
Total Software				28,350,274
Technology Hardware, Storage & Peripherals — 0.0%††
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	1,760,000	1,784,754 (a)

Total Information Technology				69,897,012
Materials — 1.9%
Chemicals — 0.3%
OCP SA, Senior Notes	6.750%	5/2/34	9,390,000	9,870,306 (a)
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	640,000	644,385
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	1,290,000	1,309,585
Total Construction Materials				1,953,970
Metals & Mining — 1.4%
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	2,050,000	2,029,428 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,334,000	2,364,473
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,186,388
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	7,590,000	7,495,556 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,940,000	2,030,702 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	4,042,000	4,146,793 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	3,090,000	3,034,826 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,232,000	3,126,723
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	870,000	$897,181 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	29,902 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	5,060,000	5,188,869 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	2,170,000	2,233,079 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	4,720,000	5,444,737
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	645,894
Vale Overseas Ltd., Senior Notes	3.750%	7/8/30	4,800,000	4,577,682
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	6,860,000	6,851,374
Total Metals & Mining				51,283,607
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	5,750,000	5,403,883

Total Materials				68,511,766
Real Estate — 0.2%
Specialized REITs — 0.2%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	3,420,000	3,429,901 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,780,000	1,805,276 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	520,000	524,995 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	2,110,000	2,080,921 (a)

Total Real Estate				7,841,093
Utilities — 2.4%
Electric Utilities — 2.1%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,100,000	2,776,798 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	359,000	323,667 (i)
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	6,220,000	6,097,093 (a)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	1,270,000	1,259,479
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	730,000	717,873
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	220,000	218,363
Exelon Corp., Senior Notes	5.625%	6/15/35	2,726,000	2,791,843
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,486,114
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,044,000	4,386,176
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,410,000	2,439,863
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
NRG Energy Inc., Senior Notes	5.750%	1/15/34	1,150,000	$1,141,624 (a)
NRG Energy Inc., Senior Notes	5.875%	5/15/34	30,000	29,857 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	5,670,000	5,655,140 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	450,000	450,402 (a)
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	940,000	929,924 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	1,700,000	1,671,934 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	2,340,000	2,316,615
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	1,320,000	1,343,320
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	1,630,000	1,634,082
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	4,340,000	4,226,752
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	3,850,000	3,455,578
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,070,000	802,999
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,697,347
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,999,495
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	4,710,000	4,598,349 (a)
Southern California Edison Co., First Mortgage Bonds	4.950%	9/15/31	2,190,000	2,185,817
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	370,000	369,688 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	2,670,000	2,692,860 (a)
Vistra Operations Co. LLC, Senior Notes	5.000%	4/30/31	870,000	863,734 (a)
Vistra Operations Co. LLC, Senior Notes	5.250%	4/30/33	1,170,000	1,161,730 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	3,280,000	3,215,905 (a)
Total Electric Utilities				73,940,421
Gas Utilities — 0.2%
Snam SpA, Senior Notes	5.000%	5/28/30	1,680,000	1,689,252 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Gas Utilities — continued
Snam SpA, Senior Notes	5.750%	5/28/35	3,880,000	$4,000,201 (a)
Total Gas Utilities				5,689,453
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	841,142
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	380,000	296,320
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	1,830,000	1,833,008
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	1,350,000	1,529,033
Total Multi-Utilities				4,499,503

Total Utilities				84,129,377
Total Corporate Bonds & Notes (Cost — $1,368,858,552)				1,316,229,855
Mortgage-Backed Securities — 25.5%
FHLMC — 6.4%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	5,600,000	5,588,734
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	17,727,427	14,957,810
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/41- 4/1/51	65,757,955	56,507,911
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43- 6/1/46	8,591,719	8,019,685
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/47	264,926	258,968
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	52,851,058	45,308,748
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	26,912,683	27,329,799
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53- 8/1/55	7,607,781	7,975,053
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 1/1/55	24,698,033	25,616,408
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.009%	11/1/48	10,843,610	10,983,926 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/43- 5/1/47	24,698,540	22,228,941
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	5/1/43	1,140,671	1,065,489
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	146,365	$139,134
Total FHLMC				225,980,606
FNMA — 12.0%
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	3,200,000	3,143,791
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	66,789,247	60,707,045
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	3,600,000	3,518,661
Federal National Mortgage Association (FNMA)	6.000%	7/1/37- 9/1/55	29,889,295	30,737,725
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 2/1/52	55,449,521	48,462,117
Federal National Mortgage Association (FNMA)	5.500%	8/1/38- 9/1/56	34,000,540	34,590,957
Federal National Mortgage Association (FNMA)	5.000%	12/1/39- 7/1/52	17,513,003	17,618,661
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	44,474,666	36,988,973
Federal National Mortgage Association (FNMA)	4.500%	10/1/41- 8/1/58	8,638,199	8,386,419
Federal National Mortgage Association (FNMA)	1.500%	1/1/42	676,484	564,683
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 1/1/57	24,009,012	22,607,482
Federal National Mortgage Association (FNMA)	3.500%	8/1/42- 12/1/46	22,332,922	20,825,281
Federal National Mortgage Association (FNMA)	6.500%	12/1/53- 6/1/54	2,404,921	2,490,314
Federal National Mortgage Association (FNMA)	4.000%	7/1/55	24,700,000	23,088,652 (j)
Federal National Mortgage Association (FNMA)	2.000%	7/1/56	2,400,000	1,916,988 (j)
Federal National Mortgage Association (FNMA)	4.500%	7/1/56	26,000,000	24,911,250 (j)
Federal National Mortgage Association (FNMA)	5.000%	7/1/56	51,700,000	50,807,459 (j)
Federal National Mortgage Association (FNMA)	5.500%	7/1/56	24,800,000	24,883,117 (j)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	7/1/56	9,900,000	$10,241,783 (j)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.826%)	5.608%	11/1/35	5,248	5,345 (d)
Total FNMA				426,496,703
GNMA — 7.1%
Government National Mortgage Association (GNMA)	6.000%	8/15/34	231	235
Government National Mortgage Association (GNMA)	6.500%	8/15/34- 1/15/39	316,785	331,223
Government National Mortgage Association (GNMA)	5.500%	6/15/36	1,042,730	1,070,666
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	17,628,773	16,196,598
Government National Mortgage Association (GNMA)	4.000%	5/15/47- 3/15/50	6,417,601	6,193,456
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	5,748,703	5,229,556
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	16,764,100	16,695,157
Government National Mortgage Association (GNMA) II	4.500%	7/20/41- 9/20/52	19,953,606	19,378,626
Government National Mortgage Association (GNMA) II	3.500%	10/20/45- 6/20/52	22,332,314	19,983,554
Government National Mortgage Association (GNMA) II	4.000%	10/20/49- 2/20/50	4,189,943	3,914,242
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	21,099,048	18,556,956
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 8/20/51	24,775,452	21,163,567
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	16,256,939	16,593,874
Government National Mortgage Association (GNMA) II	6.000%	7/20/54- 8/20/54	18,676,596	19,295,507
Government National Mortgage Association (GNMA) II	2.000%	7/1/56	26,800,000	21,959,122 (j)
Government National Mortgage Association (GNMA) II	2.500%	7/1/56	6,900,000	5,892,492 (j)
Government National Mortgage Association (GNMA) II	3.000%	7/1/56	3,000,000	2,662,969 (j)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	7/1/56	500,000	$464,865 (j)
Government National Mortgage Association (GNMA) II	4.500%	7/1/56	2,500,000	2,401,656 (j)
Government National Mortgage Association (GNMA) II	5.000%	7/1/56	23,100,000	22,777,447 (j)
Government National Mortgage Association (GNMA) II	5.500%	7/1/56	23,700,000	23,820,165 (j)
Government National Mortgage Association (GNMA) II	6.500%	7/1/56	5,600,000	5,802,141 (j)
Total GNMA				250,384,074

Total Mortgage-Backed Securities (Cost — $948,496,056)				902,861,383
Collateralized Mortgage Obligations(k) — 17.7%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	9,410,000	9,295,740 (a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.031%	9/15/34	880,000	875,268 (a)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.739%	9/15/34	1,780,000	1,748,094 (a)(d)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,106,728	1,709,733
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	13.349%	8/25/36	2,350,749	1,153,732 (d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.154%	7/20/46	158,363	139,997 (d)
Angel Oak Mortgage Trust, 2025-6 A1	5.515%	4/25/70	5,620,609	5,628,010 (a)
BANK5, 2023-5YR1 A2	5.779%	4/15/56	1,260,008	1,268,755
BAY Trust, 2026-MDWS D (1 mo. Term SOFR + 3.191%)	6.791%	6/15/41	10,680,000	10,679,986 (a)(d)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.989%	5/19/43	5,550,000	5,556,933 (a)(d)
BDS LLC, 2026-FL17 D (1 mo. Term SOFR + 2.250%)	5.889%	5/19/43	1,000,000	1,001,255 (a)(d)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,120,244	1,007,114
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	19.946%	7/25/36	1,040,921	1,279,224 (d)
Benchmark Mortgage Trust, 2019-B12 WMA	4.388%	8/15/52	4,000,000	3,702,966 (a)(d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	$11,505,054 (d)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.970%	8/13/41	2,950,000	2,785,797 (a)(d)
BX Commercial Mortgage Trust, 2025- COPT A (1 mo. Term SOFR + 1.750%)	5.375%	8/15/42	9,750,000	9,789,371 (a)(d)
BX Commercial Mortgage Trust, 2026- CSMO C (1 mo. Term SOFR + 2.000%)	5.625%	2/15/43	7,740,000	7,821,739 (a)(d)
BX Commercial Mortgage Trust, 2026- CSMO D (1 mo. Term SOFR + 2.450%)	6.075%	2/15/43	2,270,000	2,299,082 (a)(d)
BX Commercial Mortgage Trust, 2026- VLT9 A (1 mo. Term SOFR + 1.700%)	5.325%	3/15/45	4,870,000	4,875,518 (a)(d)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.089%	8/19/43	7,040,000	7,047,674 (a)(d)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	3,140,000	3,093,154
Chevy Chase Funding LLC Mortgage- Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	3.963%	10/25/36	163,174	159,457 (a)(d)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,790,723 (d)
Commercial Mortgage Trust, 2015- DC1 B	4.035%	2/10/48	7,160,000	6,867,804 (d)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	10,440,000	8,909,686 (a)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	7.570%	1/9/28	17,014,194	1,786,490 (a)(d)
Deephaven Residential Mortgage Trust, 2026-INV1 A1	4.797%	12/25/70	6,621,465	6,542,999 (a)(d)
DGWD Trust, 2025-INFL E (1 mo. Term SOFR + 4.000%)	7.625%	8/15/35	3,000,000	2,996,939 (a)(d)
DTP Commercial Mortgage Trust, 2023-STE2 A	6.038%	1/15/41	3,110,000	3,121,103 (a)(d)
Dwight Issuer LLC, 2026-FL2 D (1 mo. Term SOFR + 2.750%)	6.350%	1/18/44	4,000,000	4,002,440 (a)(d)(h)
Extended Stay America Trust, 2025- ESH A (1 mo. Term SOFR + 1.300%)	4.925%	10/15/42	3,650,275	3,662,604 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.017%	10/25/36	31,793,551	3,865,142 (a)(d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	23,500,000	$532,940 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.714%	10/25/26	30,484,181	27,786 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.259%	6/25/27	5,757,278	42,360 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,034,419	3,071,484
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	620,435	623,888
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,730,695	9,767,335
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	8,257,861	1,007,756
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	18,535,461	2,497,431
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	6,533,862	1,030,427
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	7,584,033	1,481,227
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	17,330,370	2,872,209
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	18,691,248	3,785,157
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	3,436,232	718,984
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,376,457	1,403,707
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	14,208,212	2,977,788
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	21,227,242	3,630,158
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.128%	9/25/54	3,449,884	3,474,670 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.928%	12/25/54	3,614,691	3,644,331 (d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.028%	8/25/33	10,010,000	$11,123,152 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.678%	1/25/34	13,330,000	14,145,226 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.128%	6/25/42	16,500,000	17,068,461 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	10.378%	6/25/42	7,600,000	8,024,927 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	7.328%	9/25/42	5,000,000	5,159,958 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	11.228%	4/25/43	5,000,000	5,526,231 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.728%	3/25/46	5,680,000	5,779,248 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	8,246,611	6,951,108
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,714,907	933,740
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	590,983	153,134
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	5,665,492	546,652
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	7.842%	7/25/39	2,860,197	2,866,251 (a)(d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) — CAS, 2020- R02 2B1 (30 Day Average SOFR + 3.114%)	6.742%	1/25/40	2,450,000	$2,474,069 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,256,698	4,105,669
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	2,501,217	2,222,233
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	306,041	311,662
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,161,043	1,204,320
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	1,747,026	1,866,022
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	7,361,511	6,729,372
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,663,469	269,753
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,220,744	7,268,278
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,947,311	7,909,186
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	7,092,236	1,348,794
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	10,759,164	1,607,202
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	32,852,712	5,187,062
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	3,665,475	822,613
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-51 IJ, IO, PAC	2.500%	8/25/51	5,439,184	$720,493
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	6,393,484	1,089,344
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	21,847,978	2,996,647
Federal National Mortgage Association (FNMA) REMIC, 2025-53 FA (30 Day Average SOFR + 1.930%)	5.558%	7/25/55	224,063	228,526 (d)
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	39,637,951	6,956,334
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	2,680,034	336,770
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	4.093%	6/25/37	6,393,035	1,319,431 (d)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	660,366,685	1,783,584 (a)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	15,056,397	15,255,063
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.694%	1/16/54	13,169,017	387,440 (d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.067%	10/16/48	17,141,851	30,872 (d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.559%	11/16/47	6,083,992	118,696 (d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	171,751	165,909 (d)
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	2.396%	2/20/46	8,408,923	847,561 (d)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,598,782	301,969
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.136%	2/16/58	8,401,969	499,508 (d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.768%	8/15/58	32,636,222	$1,338,790 (d)
Government National Mortgage Association (GNMA), 2016-155 IO, IO	0.531%	2/16/58	22,630,989	642,342 (d)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.540%	12/16/58	24,954,784	724,600 (d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.442%	8/16/58	11,250,176	258,537 (d)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.645%	2/16/57	18,966,041	729,967 (d)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.513%	11/16/56	20,252,426	569,794 (d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.528%	2/16/59	4,024,840	130,635 (d)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,410,629	258,661
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.494%	4/16/57	12,011,057	337,603 (d)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.521%	12/16/59	13,581,150	429,956 (d)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.621%	9/16/59	8,923,581	322,061 (d)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.976%	5/20/67	7,249,628	250,770 (d)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.277%	7/20/67	8,982,093	498,521 (d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.519%	9/20/67	5,930,665	172,060 (d)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.202%	10/20/67	2,949,902	93,168 (d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,330,858	2,059,524
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	1.732%	9/20/68	21,571,963	688,193 (d)
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,168,772	417,443
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	1.643%	10/20/69	17,278,703	1,060,245 (d)
Government National Mortgage Association (GNMA), 2020-49 IO, IO	1.047%	7/16/62	9,702,489	731,667 (d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.885%	6/16/62	26,762,598	$1,656,166 (d)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	18,541,375	1,615,211 (d)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	23,537,332	17,391,852
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.816%	4/16/61	23,807,786	1,408,366 (d)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.876%	11/16/63	10,751,011	710,052 (d)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.433%	6/16/61	25,553,955	2,372,317 (d)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,066,951	359,294
Government National Mortgage Association (GNMA), 2021-177 GI, IO, PAC	2.500%	10/20/51	5,102,164	712,206
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,329,643	257,408
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,624,215	189,288 (d)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,625,954	1,138,826
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	8,622,536	1,531,994
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	34,836,364	26,844,313
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.441%	9/20/54	3,183,232	236,252 (d)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.341%	3/20/55	13,527,187	1,148,146 (d)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	10/20/55	14,002,397	1,273,710 (d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.341%	10/20/55	12,965,306	$1,247,095 (d)
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	12/20/55	9,189,843	863,701 (d)
Government National Mortgage Association (GNMA), 2026-5 SM, IO (-1.000 x 30 Day Average SOFR + 5.700%)	2.091%	12/20/55	10,425,445	739,966 (d)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	4.403%	10/25/45	496,282	479,597 (d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.223%	4/25/36	45,042	45,102 (d)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	8,125,000	8,308,059 (a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.372%	11/15/32	10,448,000	10,356,157 (a)(d)
GS Mortgage Securities Trust, 2015- GC30 B	4.094%	5/10/50	7,389,796	7,214,310 (d)
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	9,264,083	8,547,438 (a)(d)
GS Mortgage-Backed Securities Trust, 2025-NQM4 A2	5.310%	10/25/65	4,716,612	4,696,282 (a)
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.104%	11/25/35	501,870	238,216 (d)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	4.234%	6/19/35	634,597	628,632 (d)
HarborView Mortgage Loan Trust, 2005-7 1A1 (Enterprise 11th District COFI Replacement Index + 1.850%)	4.576%	6/19/45	1,499,739	574,272 (d)
HOMES Trust, 2026-NQM1 A1	4.800%	9/25/70	3,054,716	3,019,952 (a)
INCREF LLC, 2026-FL2 D (1 mo. Term SOFR + 2.600%)	6.270%	12/19/43	6,490,000	6,512,663 (a)(d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.837%	8/25/35	97,001	$45,086 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	4,579,235	4,017,484 (a)(d)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.508%	7/25/52	9,789,641	8,737,197 (a)(d)
JPMorgan Mortgage Trust, 2025- NQM5 A1	4.879%	5/25/66	7,133,029	7,061,032 (a)(d)
Legacy Mortgage Asset Trust, 2021- GS1 A1	5.892%	10/25/66	6,087,493	6,096,090 (a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.189%	7/25/34	18,635	18,340 (d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	3.973%	4/25/46	57,154	54,053 (d)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.113%	5/25/35	1,474,159	681,605 (a)(d)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.289%	2/19/37	3,365,000	3,361,845 (a)(d)
MLTI Trust, 2026-MLTI A10 (1 mo. Term SOFR + 1.400%)	5.021%	6/15/31	8,000,000	8,006,800 (a)(d)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.025%	3/15/36	3,980,000	3,988,185 (a)(d)
MLTI Trust, 2026-SF75 E (1 mo. Term SOFR + 3.250%)	6.875%	3/15/36	5,480,000	5,507,150 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.417%	7/25/35	429,981	388,940 (d)
Morgan Stanley Residential Mortgage Loan Trust, 2025-SPL1 A3	4.250%	2/25/65	7,491,500	7,209,451 (a)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. Term SOFR + 0.454%)	4.075%	4/16/36	11,863,764	11,750,941 (a)(d)
Multifamily Trust, 2016-1 B	0.000%	4/25/46	574,737	557,521 (a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	36,114	16,938
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	9,200,000	9,221,024 (a)(d)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.444%	9/17/39	2,985,193	2,991,348 (a)(d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	6,366,853	$5,382,788 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	9,161,820	7,853,129 (a)(d)
PRPM Trust, 2026-RCF1 A1	4.845%	1/25/56	5,728,745	5,671,048 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	296,066	76,012
RBSSP Resecuritization Trust, 2009-12 9A2	4.335%	3/25/36	3,264,085	2,157,453 (a)(d)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	2.207%	7/25/36	3,161,588	132,703 (a)(d)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	2,000,000	2,090,192 (a)
Santander Mortgage Asset Receivable Trust, 2025-NQM5 A3	5.473%	8/25/65	3,466,542	3,441,846 (a)
Santander Mortgage Asset Receivable Trust, 2026-NQM5 A1	5.455%	6/25/66	6,140,000	6,145,755 (a)(d)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	9,300,000	9,415,646 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	6.596%	1/15/27	10,600,000	4,271,397 (a)(d)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	6,280,000	5,235,055 (a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.354%	7/25/34	280	276 (d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.123%	7/25/46	48,366	43,477 (d)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	4.113%	4/25/36	15,366,762	3,225,219 (d)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.068%	2/15/42	8,270,000	8,229,265 (a)(d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	4,740,000	4,684,038
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	4,700,000	4,624,329
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	2,345,000	2,002,610 (a)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.290%	11/15/50	27,934,410	281,788 (d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	3,750,000	3,055,549 (a)(d)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,500,000	2,543,108

Total Collateralized Mortgage Obligations (Cost — $683,048,554)				626,506,784
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — 8.2%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.693%	4/15/35	5,790,000	$5,793,318 (a)(d)
AB Issuer LLC, 2026-1A A2	6.405%	4/30/56	3,640,000	3,666,009 (a)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	6,180,000	6,199,234 (a)(d)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.880%	4/17/38	11,560,000	11,574,034 (a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2025-4A A	4.400%	2/20/32	2,130,000	2,089,929 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.925%	1/20/39	5,440,000	5,445,222 (a)(d)
Bayfront IABS Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	6,378,252	6,389,224 (a)(d)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	4,320,000	4,322,988 (a)(d)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.885%	1/20/39	6,300,000	6,305,711 (a)(d)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.141%	9/25/34	119,914	119,919 (d)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	6,843,893	6,913,260 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.163%	12/28/48	7,446,672	7,492,762 (a)(d)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	4,375,795	4,429,701 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	3,099,026	2,829,881 (d)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	7,554,050	6,720,569 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.795%	4/20/37	7,660,000	7,656,239 (a)(d)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	4.945%	4/20/38	6,390,000	6,401,684 (a)(d)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	6,265,444	6,237,753 (a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	4.263%	10/25/34	402,339	384,493 (a)(d)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.914%)	4.563%	10/25/46	2,978,115	2,799,998 (a)(d)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.143%	7/30/37	10,000,000	$10,009,991 (a)(d)
Hertz Vehicle Financing LLC, 2026-1A A	5.090%	11/25/30	9,000,000	9,021,200 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	4,275,827	3,849,295 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	5,943,123	5,925,812 (a)
Jimmy Johns Funding LLC, 2026-1A A2	5.685%	4/30/56	7,840,000	7,852,837 (a)(h)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.872%	1/21/39	5,910,000	5,915,663 (a)(d)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	9,812,046	8,143,930 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	2,087,077	1,752,712 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	4.083%	10/25/36	2,869,026	888,416 (d)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	5.423%	7/15/37	4,840,000	4,858,264 (a)(d)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	7,800,000	7,812,975 (a)(d)
MAPS Trust, 2026-1A A	5.201%	1/15/51	3,481,206	3,426,065 (a)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	6,498,193	5,828,457 (a)(d)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	4.133%	6/25/33	1,383,432	1,376,199 (d)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	4.073%	5/25/32	181,309	180,933 (d)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	4,536,123	4,063,046 (a)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.895%	10/20/38	1,030,000	1,031,339 (a)(d)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	11,450,434	10,321,136
Origen Manufactured Housing Contract Trust, 2007-A A2	5.536%	4/15/37	1,387,984	1,297,682 (d)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.825%	4/20/38	9,460,000	9,454,292 (a)(d)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Point Au Roche Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.170%)	4.845%	1/20/39	7,465,000	$7,458,323 (a)(d)
QTS Issuer ABS LLC, 2026-7A A21	5.589%	7/5/56	4,270,000	4,293,685 (a)(h)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	5.003%	3/25/34	2,861,450	2,610,881 (d)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.053%	1/30/38	2,190,000	2,194,162 (a)(d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	11,531,100	11,690,993 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	4.883%	4/15/38	9,410,000	9,422,930 (a)(d)
SMB Private Education Loan Trust, 2015-C R	8.388%	9/18/46	24,595	7,253,492 (a)(l)
SMB Private Education Loan Trust, 2025-B A1A	5.020%	3/17/53	4,356,750	4,319,195 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	4,054,182	3,815,834 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,406,033	10,547,850 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	3.983%	2/25/36	1,068,218	17,507 (a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	5.840%	5/25/31	2,288,956	1,571,794 (a)(d)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	4,963,034	4,540,332 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.875%	4/20/38	8,200,000	8,209,929 (a)(d)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	3,730,000	3,692,579 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	3,859,465	3,811,865 (a)

Total Asset-Backed Securities (Cost — $327,094,957)				292,233,523
			Face Amount†
U.S. Government & Agency Obligations — 8.1%
U.S. Government Obligations — 8.1%
U.S. Treasury Bonds	4.750%	2/15/41	31,090,000	31,110,038
U.S. Treasury Bonds	4.750%	11/15/43	940,000	924,872
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	3.625%	2/15/44	12,686,000	$10,751,881 (m)(n)
U.S. Treasury Bonds	5.000%	5/15/45	1,640,000	1,654,414
U.S. Treasury Bonds	2.875%	8/15/45	52,040,000	38,631,569
U.S. Treasury Bonds	4.625%	2/15/46	2,090,000	2,006,727
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	19,598,306
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,165,937
U.S. Treasury Bonds	4.250%	8/15/54	12,420,000	11,091,157 (m)(n)
U.S. Treasury Bonds	4.500%	11/15/54	2,350,000	2,188,024
U.S. Treasury Bonds	4.625%	2/15/55	1,050,000	998,033
U.S. Treasury Bonds	4.750%	5/15/55	5,340,000	5,180,843 (m)
U.S. Treasury Bonds	4.750%	8/15/55	3,980,000	3,862,310
U.S. Treasury Bonds	4.750%	2/15/56	6,160,000	5,985,306
U.S. Treasury Notes	3.875%	5/31/27	2,160,000	2,155,737
U.S. Treasury Notes	3.750%	4/30/28	9,090,000	9,025,376
U.S. Treasury Notes	3.875%	4/15/29	5,530,000	5,488,741
U.S. Treasury Notes	3.750%	1/31/31	1,000,000	981,211
U.S. Treasury Notes	4.125%	5/31/31	500,000	498,242
U.S. Treasury Notes	4.125%	5/31/32	1,110,000	1,102,282
U.S. Treasury Notes	4.000%	6/30/32	2,000,000	1,972,344
U.S. Treasury Notes	3.750%	10/31/32	1,490,000	1,446,086
U.S. Treasury Notes	4.250%	5/15/35	3,210,000	3,172,508
U.S. Treasury Notes	4.250%	8/15/35	48,650,000	48,036,174
U.S. Treasury Notes	4.000%	11/15/35	380,000	367,650
U.S. Treasury Notes	4.125%	2/15/36	1,670,000	1,629,555
U.S. Treasury Notes	4.375%	5/15/36	26,420,000	26,281,708
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	47,917,760

Total U.S. Government & Agency Obligations (Cost — $342,700,869)				285,224,791
Sovereign Bonds — 5.7%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	9.375%	3/31/33	4,870,000	4,989,073 (a)
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	2,221,129	1,971,252
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	4,970,000	3,983,455
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	7,162,688	$5,939,516 (a)
Total Argentina				11,894,223
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	1,610,000	1,808,416 (a)
Brazil — 2.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	140,000,000 BRL	26,640,015
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	245,741,000 BRL	39,497,107
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	7,580,000	7,630,407
Total Brazil				73,767,529
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	4,105,000,000 CLP	4,608,282 (i)
Chile Government International Bond, Senior Notes	2.550%	7/27/33	6,510,000	5,599,251
Total Chile				10,207,533
Costa Rica — 0.3%
Costa Rica Government International Bond, Senior Notes	6.550%	4/3/34	8,590,000	9,187,478 (a)
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	4,590,000	4,640,490 (a)
Guatemala — 0.3%
Guatemala Government Bond, Senior Notes	3.700%	10/7/33	10,400,000	9,285,772 (a)
Malaysia — 0.1%
Malaysia Government Bond	4.254%	5/31/35	15,890,000 MYR	4,086,379
Mexico — 0.7%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	17,520,000	17,612,856 (a)
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,150,000 MXN	6,853,466
Total Mexico				24,466,322
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	4,000,000	3,362,000
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	5,000,000	$4,443,350 (i)
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	5,000,000	4,688,100 (i)
Total Paraguay				9,131,450
Peru — 0.3%
Peru Government Bond, Senior Notes	5.400%	8/12/34	7,860,000 PEN	2,245,663
Peruvian Government International Bond, Senior Notes	5.375%	2/8/35	4,770,000	4,820,085
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,430,000	2,666,561
Total Peru				9,732,309
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	7,240,000	7,284,503
South Africa — 0.1%
Republic of South Africa Government Bond	8.750%	1/31/44	81,010,000 ZAR	4,853,763
Supranational — 0.3%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	1,085,000,000 INR	11,456,668
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	85,490,000 UYU	2,222,546
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1
Total Uruguay				2,222,547

Total Sovereign Bonds (Cost — $201,742,434)				202,376,455
Senior Loans — 2.9%
Communication Services — 0.1%
Media — 0.1%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.144%	6/28/32	2,484,900	2,463,157 (d)(o)(p)

Consumer Discretionary — 0.4%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	5/6/30	1,075,259	1,077,614 (d)(o)(p)
Automobiles — 0.1%
Belron Finance 2019 LLC, Term Loan (3 mo. Term SOFR + 2.000%)	5.657%	10/16/31	3,683,515	3,685,430 (d)(o)(p)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.232%	7/1/31	2,458,797	$2,466,788 (d)(o)(p)
Hotels, Restaurants & Leisure — 0.0%††
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	7/18/31	2,016,420	2,019,071 (d)(o)(p)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	6/11/31	2,842,329	2,835,891 (d)(o)(p)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	3,551,100	3,513,743 (d)(o)(p)
Total Specialty Retail				6,349,634

Total Consumer Discretionary				15,598,537
Financials — 1.2%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	11/24/32	2,004,975	1,961,537 (d)(o)(p)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	9/15/31	4,917,812	4,809,350 (d)(o)(p)
GIP Pilot Acquisition Partners LP, Amendment No. 3 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.641%	5/13/33	2,447,939	2,450,999 (d)(o)(p)
Total Capital Markets				7,260,349
Financial Services — 0.3%
Citadel Securities LP, 2026 Term Loan (3 mo. Term SOFR + 2.000%)	5.661%	6/10/33	5,535,084	5,529,328 (d)(o)(p)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	5,800,303	5,754,857 (d)(o)(p)
Total Financial Services				11,284,185
Insurance — 0.6%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	3,742,282	3,669,476 (d)(o)(p)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	6,856,637	6,501,566 (d)(o)(p)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Asurion LLC, New Term Loan B12 (3 mo. Term SOFR + 4.250%)	7.913%	9/19/30	250,709	$248,327 (d)(o)(p)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	6/20/30	5,059,933	5,060,413 (d)(o)(p)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	7/31/31	2,945,125	2,913,097 (d)(o)(p)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	2,680,000	2,623,050 (d)(o)(p)
Total Insurance				21,015,929
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.394%	11/18/27	2,458,906	2,453,534 (d)(o)(p)

Total Financials				43,975,534
Health Care — 0.3%
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B6 (1 mo. Term SOFR + 2.000%)	5.644%	2/21/31	306	306 (d)(o)(p)
Sotera Health Holdings LLC, 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	5/30/31	3,562,907	3,570,139 (d)(o)(p)
Total Health Care Providers & Services				3,570,445
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	2,673,249	2,648,856 (d)(o)(p)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.370%	5/1/31	2,564,811	2,352,419 (d)(o)(p)
Total Health Care Technology				5,001,275
Pharmaceuticals — 0.0%††
Jazz Financing Luxembourg Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	5.894%	5/5/28	16,959	17,025 (d)(o)(p)

Total Health Care				8,588,745
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.3%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.182%	3/15/30	3,317,128	$3,321,292 (d)(o)(p)
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	5,506,755	1,541,891 *(b)(f)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	2,097,999	41,960 *(b)(f)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	913,543	867,866 (d)(f)(o)(p)(q)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	226,565	215,237 (d)(f)(o)(p)(q)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	447,474	425,100 (d)(o)(p)(q)
Total Passenger Airlines				3,092,054
Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.258%	6/2/28	5,133,055	5,081,724 (d)(o)(p)

Total Industrials				11,495,070
Information Technology — 0.2%
Software — 0.2%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	3,014,812	2,653,035 (d)(o)(p)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	2,673,021	2,086,386 (d)(o)(p)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.913%	2/10/31	2,994,912	2,827,467 (d)(o)(p)

Total Information Technology				7,566,888
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	1/31/31	3,682,785	3,681,864 (d)(o)(p)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.3%
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.394%	7/31/30	4,980,000	$4,982,316 (d)(o)(p)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	8/18/31	2,458,719	2,464,263 (d)(o)(p)
Pathfinder Power LLC, Term Loan B	—	6/22/33	3,210,000	3,206,998 (r)

Total Utilities				10,653,577
Total Senior Loans (Cost — $109,594,227)				104,023,372
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.250	9/11/26	3,466	8,665,000	303,275
3-Month SOFR Futures, Call @ $96.875	9/11/26	3,161	7,902,500	59,269
3-Month SOFR Futures, Call @ $97.000	9/11/26	1,721	4,302,500	32,269
3-Month SOFR Futures, Call @ $96.625	12/11/26	1,886	4,715,000	176,812
3-Month SOFR Futures, Put @ $95.625	9/11/26	42	105,000	1,313
3-Month SOFR Futures, Put @ $96.000	9/11/26	955	2,387,500	173,094
SOFR 1-Year Mid-Curve Futures, Call @ $96.875	9/11/26	1,252	3,130,000	62,600
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	7/24/26	2,697	2,697,000	273,915
U.S. Treasury 5-Year Notes Futures, Put @ $106.750	7/24/26	2,697	2,697,000	611,040
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	7/24/26	1,908	1,908,000	134,156
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	7/24/26	1,798	1,798,000	421,406
U.S. Treasury 10-Year Notes Futures, Call @ $110.750	7/24/26	899	899,000	154,516
U.S. Treasury 10-Year Notes Futures, Put @ $109.250	7/24/26	899	899,000	224,750
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $109.500		7/24/26	1,176	1,176,000	$385,875
U.S. Treasury Long-Term Bonds Futures, Call @ $115.000		7/24/26	135	135,000	46,406

Total Exchange-Traded Purchased Options (Cost — $4,770,776)					3,060,696
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.422CAD	BNP Paribas SA	7/24/26	18,950,000	18,950,000	114,140
U.S. Dollar/Euro, Call @ $1.156	JPMorgan Chase & Co.	8/12/26	35,829,000	35,829,000	485,538
U.S. Dollar/Japanese Yen, Put @ 161.350JPY	BNP Paribas SA	7/23/26	18,950,000	18,950,000	105,784

Total OTC Purchased Options (Cost — $433,372)					705,462

Total Purchased Options (Cost — $5,204,148)					3,766,158
		Rate	Maturity Date	Face Amount†
U.S. Treasury Inflation Protected Securities — 0.0%††
U.S. Treasury Notes, Inflation Indexed (Cost — $10,826)		1.875%	7/15/34	10,613	10,463
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				1,685	34 *(s)
Spirit Aviation Holdings Inc.				290,376	5,807 *

Total Common Stocks (Cost — $4,078,435)					5,841
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $2,511,486)			3/12/30	206,310	4,126 *(a)(e)(s)
Total Investments before Short-Term Investments (Cost — $3,993,340,544)					3,733,242,751
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,887)	3.577%	2,887	$2,887 (t)(u)
Total Investments — 105.3% (Cost — $3,993,343,431)			3,733,245,638
Liabilities in Excess of Other Assets — (5.3)%			(187,047,594)
Total Net Assets — 100.0%			$3,546,198,044

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of June 30, 2026.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Fund held TBA securities with a total cost of $221,432,408.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is the current yield based on income received over the trailing twelve months.
(m)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(n)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(r)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(s)	Restricted security (Note 9).
(t)	Rate shown is one-day yield as of the end of the reporting period.
(u)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $2,887 and the cost was $2,887 (Note 8).

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JPY	—	Japanese Yen
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PAC	—	Planned Amortization Class
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡ — (0.4)%
Mortgage-Backed Securities — (0.4)%
FNMA — (0.4)%
Federal National Mortgage Association (FNMA) (Proceeds — $(15,898,149))	2.500%	7/1/55	$(18,900,000)	$(15,794,789) (a)

Total Securities Sold Short (Proceeds — $(15,898,149))				$(15,794,789)

‡	Percentages indicated are based on net assets.
(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1).
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
At June 30, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.125	1,885	$4,712,500	$(35,344)
3-Month SOFR Futures, Call	12/11/26	97.500	1,942	4,855,000	(84,963)
3-Month SOFR Futures, Call	12/11/26	98.000	3,152	7,880,000	(98,500)
3-Month SOFR Futures, Call	3/12/27	97.500	3,050	7,625,000	(305,000)
3-Month SOFR Futures, Call	9/10/27	97.625	2,196	5,490,000	(425,475)
3-Month SOFR Futures, Put	12/11/26	96.500	1,261	3,152,500	(1,828,450)
U.S. Treasury 5-Year Notes Futures, Call	8/21/26	107.250	899	899,000	(393,312)
U.S. Treasury 5-Year Notes Futures, Put	8/21/26	107.250	899	899,000	(575,922)
U.S. Treasury 5-Year Notes Futures, Call	7/24/26	106.500	871	871,000	(605,617)
U.S. Treasury 5-Year Notes Futures, Put	7/24/26	106.500	871	871,000	(129,289)
U.S. Treasury 10-Year Notes Futures, Call	7/24/26	109.500	622	622,000	(447,062)
U.S. Treasury 10-Year Notes Futures, Call	8/21/26	110.000	899	899,000	(632,109)
U.S. Treasury 10-Year Notes Futures, Put	8/21/26	110.000	899	899,000	(730,437)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/26	112.000	156	156,000	(290,063)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/26	118.000	135	135,000	(8,438)
U.S. Treasury Long-Term Bonds Futures, Put	7/24/26	112.000	156	156,000	(56,063)
Total Exchange-Traded Written Options (Premiums received — $7,253,105)					(6,646,044)

OTC Written Options
	Counterparty
U.S. Dollar/Euro, Call (Premiums received — $101,962)	BNP Paribas SA	8/12/26	1.140	21,023,000	21,023,000	(124,368)
Total Written Options (Premiums received — $7,355,067)						$(6,770,412)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	477	12/26	$114,767,092	$114,581,363	$(185,729)
3-Month SOFR	1,706	12/27	410,510,749	409,546,625	(964,124)
Australian 10-Year Bonds	372	9/26	27,933,617	28,283,958	350,341
U.S. Treasury 2-Year Notes	2,530	9/26	521,569,849	521,516,014	(53,835)
U.S. Treasury 5-Year Notes	1,683	9/26	180,714,271	180,159,899	(554,372)
U.S. Treasury 10-Year Notes	3,005	9/26	330,472,097	330,221,343	(250,754)
U.S. Treasury Long-Term Bonds	844	9/26	95,446,581	95,794,000	347,419
U.S. Treasury Ultra Long- Term Bonds	216	9/26	24,454,841	25,089,750	634,909
United Kingdom Long Gilt Bonds	139	9/26	16,258,512	16,448,232	189,720
					(486,425)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	365	9/26	40,306,247	41,051,094	(744,847)
Net unrealized depreciation on open futures contracts					$(1,231,272)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,903,717	USD	2,007,131	Bank of America N.A.	7/16/26	$2,669
AUD	3,100,849	USD	2,135,744	Bank of America N.A.	7/16/26	10,500
AUD	3,440,000	USD	2,382,874	Bank of America N.A.	7/16/26	(1,888)
AUD	3,450,000	USD	2,391,647	Bank of America N.A.	7/16/26	(3,740)
EUR	3,150,000	USD	3,602,954	Bank of America N.A.	7/16/26	(1,378)
INR	118,967,534	USD	1,244,430	Bank of America N.A.	7/16/26	10,725
INR	120,121,215	USD	1,268,975	Bank of America N.A.	7/16/26	(1,648)
EUR	2,498,000	USD	2,945,934	BNP Paribas SA	7/16/26	(89,827)
JPY	1,580,280,000	USD	9,785,579	BNP Paribas SA	7/16/26	(53,983)
JPY	1,673,051,455	USD	10,363,875	BNP Paribas SA	7/16/26	(60,979)
USD	2,926,715	EUR	2,470,000	BNP Paribas SA	7/16/26	102,622
USD	3,019,207	EUR	2,549,902	BNP Paribas SA	7/16/26	103,758
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,126,045	EUR	7,727,701	BNP Paribas SA	7/16/26	$290,520
USD	4,655,289	GBP	3,517,077	BNP Paribas SA	7/16/26	(9,877)
USD	85,296	JPY	13,410,000	BNP Paribas SA	7/16/26	2,715
USD	13,423,347	JPY	2,110,385,000	BNP Paribas SA	7/16/26	427,286
AUD	6,304,000	USD	4,486,020	Citibank N.A.	7/16/26	(122,725)
AUD	23,266,181	USD	16,116,135	Citibank N.A.	7/16/26	(12,515)
EUR	1,451,110	USD	1,654,247	Citibank N.A.	7/16/26	4,891
EUR	3,425,462	USD	3,901,777	Citibank N.A.	7/16/26	14,751
EUR	4,466,559	USD	5,091,779	Citibank N.A.	7/16/26	15,095
EUR	4,622,733	USD	5,269,814	Citibank N.A.	7/16/26	15,622
USD	6,043,086	AUD	8,400,000	Citibank N.A.	7/16/26	229,050
USD	4,303,525	CAD	5,959,880	Citibank N.A.	7/16/26	98,215
USD	3,849,441	EUR	3,259,516	Citibank N.A.	7/16/26	122,649
USD	14,839,366	INR	1,400,687,788	Citibank N.A.	7/16/26	61,548
USD	2,933,486	JPY	473,750,000	Citibank N.A.	7/16/26	16,064
USD	5,962,202	JPY	963,069,487	Citibank N.A.	7/16/26	31,478
CAD	12,620,000	USD	8,876,719	JPMorgan Chase & Co.	7/16/26	27,994
EUR	17,654,301	USD	20,513,415	JPMorgan Chase & Co.	7/16/26	(328,238)
JPY	3,985,339,664	USD	25,129,037	JPMorgan Chase & Co.	7/16/26	(586,730)
USD	5,673,424	EUR	4,793,177	JPMorgan Chase & Co.	7/16/26	193,109
USD	13,142,514	JPY	2,066,000,600	JPMorgan Chase & Co.	7/16/26	419,779
USD	1,895,587	MXN	33,953,000	Morgan Stanley & Co. Inc.	7/16/26	(43,365)
USD	9,793,000	CAD	13,925,646	BNP Paribas SA	7/27/26	(38,043)
USD	8,845,000	JPY	1,427,140,750	BNP Paribas SA	7/27/26	48,520
USD	55,873,556	BRL	288,849,523	JPMorgan Chase & Co.	9/2/26	769,091
Net unrealized appreciation on open forward foreign currency contracts						$1,663,715

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus Bond Fund
At June 30, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	671,824,000BRL	1/2/30	BRL-CDI**	14.101%**	$207,855	—	$207,855
JPMorgan Chase & Co.	157,419,000BRL	1/2/31	BRL-CDI**	13.250%**	(661,292)	—	(661,292)
Total					$(453,437)	—	$(453,437)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	413,440,000MXN	3/14/28	Daily MXN TIIE - Banxico Compound every 28 days	7.225% every 28 days	$74,157	—	$74,157
	187,714,000	5/21/29	Daily SOFR Compound annually	4.090% annually	628,505	$53,845	574,660
	77,783,000	6/29/31	2.368%**	CPURNSA**	123,928	—	123,928
	330,234,000	1/31/33	3.520% annually	Daily SOFR Compound annually	7,453,401	724,874	6,728,527
	44,229,000	5/21/37	4.340% annually	Daily SOFR Compound annually	(1,090,006)	14,082	(1,104,088)
Total					$7,189,985	$792,801	$6,397,184

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$13,960,000	6/20/31	1.000% quarterly	$306,474	$216,816	$89,658

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

 Western Asset Core Plus Bond Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$23,347,300	7/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$1,827,371	—	$1,827,371

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily MXN TIIE - Banxico Compound	6.766%
BRL-CDI	14.150%
CPURNSA	3.340%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $3,993,340,544)	$3,733,242,751
Investments in affiliated securities, at value (Cost — $2,887)	2,887
Foreign currency, at value (Cost — $14,412,919)	14,126,730
Cash	20,320,989
Receivable for sales of TBA securities	171,564,278
Interest receivable	34,995,391
Deposits with brokers for centrally cleared swap contracts	7,415,656
Unrealized appreciation on forward foreign currency contracts	3,018,651
Receivable for premiums on written options	2,285,574
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $2,179,540)	2,232,536
Deposits with brokers for open futures contracts and exchange-traded options	2,200,872
OTC swaps, at value (premiums paid — $0)	2,035,226
Receivable for Fund shares sold	1,737,601
Receivable for securities sold	1,089,989
Principal paydown receivable	247,057
Prepaid expenses	79,640
Total Assets	3,996,595,828
Liabilities:
Payable for purchases of TBA securities	377,194,428
Payable for securities purchased	23,940,856
Investments sold short, at value (proceeds received — $15,898,149)	15,794,789
Payable for Fund shares repurchased	11,020,892
Written options, at value (premiums received — $7,355,067)	6,770,412
Payable to brokers — net variation margin on centrally cleared swap contracts	6,685,735
Payable to brokers — net variation margin on open futures contracts	2,313,069
Distributions payable	1,697,535
Unrealized depreciation on forward foreign currency contracts	1,354,936
Investment management fee payable	979,077
OTC swaps, at value (premiums received — $0)	661,292
Payable for open OTC swap contracts	264,460
Service and/or distribution fees payable	237,690
Payable to brokers for option premiums	175,852
Deposits from brokers for OTC derivatives	30,000
Directors’ fees payable	1,665
Accrued expenses	1,275,096
Total Liabilities	450,397,784
Total Net Assets	$3,546,198,044
Net Assets:
Par value (Note 7)	$386,477
Paid-in capital in excess of par value	11,874,406,231
Total distributable earnings (loss)	(8,328,594,664)
Total Net Assets	$3,546,198,044
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Net Assets:
Class A	$575,044,505
Class C	$29,260,971
Class FI	$32,981,043
Class R	$214,250,234
Class I	$1,773,733,704
Class IS	$920,927,587
Shares Outstanding:
Class A	62,722,293
Class C	3,186,876
Class FI	3,593,743
Class R	23,381,453
Class I	193,212,127
Class IS	100,380,914
Net Asset Value:
Class A (and redemption price)	$9.17
Class C*	$9.18
Class FI (and redemption price)	$9.18
Class R (and redemption price)	$9.16
Class I (and redemption price)	$9.18
Class IS (and redemption price)	$9.17
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.53

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$97,372,233
Dividends from affiliated investments	1,392,052
Total Investment Income	98,764,285
Expenses:
Investment management fee (Note 2)	7,609,269
Transfer agent fees (Notes 2 and 5)	1,724,263
Service and/or distribution fees (Notes 2 and 5)	1,489,526
Shareholder reports	128,209
Legal fees	94,728
Registration fees	75,497
Fund accounting fees	68,462
Directors’ fees	59,937
Audit and tax fees	47,773
Commitment fees (Note 10)	20,040
Insurance	11,211
Custody fees	9,912
Miscellaneous expenses	25,226
Total Expenses	11,364,053
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,005,201)
Net Expenses	10,358,852
Net Investment Income	88,405,433
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short
Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions
(Notes 1, 3 and 4):

Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(58,825,210)
Futures contracts	(37,233,121)
Written options	29,097,409
Swap contracts	213,536
Forward foreign currency contracts	(4,529,723)
Foreign currency transactions	603,988
Net Realized Loss	(70,673,121)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(3,235,434)
Futures contracts	(1,860,725)
Written options	(4,981,000)
Securities sold short	103,360
Swap contracts	15,289,709
Forward foreign currency contracts	8,659
Foreign currencies	(457,200)
Change in Net Unrealized Appreciation (Depreciation)	4,867,369
Net Loss on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(65,805,752)
Increase in Net Assets From Operations	$22,599,681
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$88,405,433	$229,123,864
Net realized loss	(70,673,121)	(358,779,926)
Change in net unrealized appreciation (depreciation)	4,867,369	509,123,187
Increase in Net Assets From Operations	22,599,681	379,467,125
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(86,860,123)	(174,239,955)
Return of capital	—	(50,515,838)
Decrease in Net Assets From Distributions to Shareholders	(86,860,123)	(224,755,793)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	197,622,079	637,657,101
Reinvestment of distributions	76,243,648	198,468,392
Cost of shares repurchased	(622,403,484)	(4,055,069,446)
Decrease in Net Assets From Fund Share Transactions	(348,537,757)	(3,218,943,953)
Decrease in Net Assets	(412,798,199)	(3,064,232,621)
Net Assets:
Beginning of period	3,958,996,243	7,023,228,864
End of period	$3,546,198,044	$3,958,996,243
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.33	$9.06	$9.57	$9.36	$11.91	$12.55
Income (loss) from operations:
Net investment income	0.21	0.41	0.41	0.38	0.28	0.21
Net realized and unrealized gain (loss)	(0.16)	0.26	(0.52)	0.20	(2.54)	(0.49)
Total income (loss) from operations	0.05	0.67	(0.11)	0.58	(2.26)	(0.28)
Less distributions from:
Net investment income	(0.21)	(0.31)	(0.36)	(0.32)	(0.29)	(0.28)
Net realized gains	—	—	—	—	—	(0.08)
Return of capital	—	(0.09)	(0.04)	(0.05)	(0.00)[3]	—
Total distributions	(0.21)	(0.40)	(0.40)	(0.37)	(0.29)	(0.36)
Net asset value, end of period	$9.17	$9.33	$9.06	$9.57	$9.36	$11.91
Total return[4]	0.49%	7.57%	(1.16)%	6.39%	(19.10)%	(2.26)%
Net assets, end of period (millions)	$575	$614	$772	$1,362	$1,362	$1,458
Ratios to average net assets:
Gross expenses	0.83%[5]	0.82%[6]	0.82%[6]	0.83%	0.85%	0.82%[6]
Net expenses[7,8]	0.82 [5]	0.82 [6]	0.82 [6]	0.82	0.82	0.82 [6]
Net investment income	4.51 [5]	4.47	4.41	4.06	2.79	1.75
Portfolio turnover rate[9]	93%	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 66%, 43%, 48%, 55%, 55% and 56%

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.34	$9.08	$9.58	$9.37	$11.93	$12.57
Income (loss) from operations:
Net investment income	0.17	0.35	0.35	0.31	0.21	0.13
Net realized and unrealized gain (loss)	(0.16)	0.25	(0.51)	0.21	(2.55)	(0.50)
Total income (loss) from operations	0.01	0.60	(0.16)	0.52	(2.34)	(0.37)
Less distributions from:
Net investment income	(0.17)	(0.26)	(0.31)	(0.27)	(0.22)	(0.19)
Net realized gains	—	—	—	—	—	(0.08)
Return of capital	—	(0.08)	(0.03)	(0.04)	(0.00)[3]	—
Total distributions	(0.17)	(0.34)	(0.34)	(0.31)	(0.22)	(0.27)
Net asset value, end of period	$9.18	$9.34	$9.08	$9.58	$9.37	$11.93
Total return[4]	0.13%	6.73%	(1.72)%	5.67%	(19.71)%	(2.94)%
Net assets, end of period (000s)	$29,261	$37,245	$66,747	$105,435	$145,649	$273,321
Ratios to average net assets:
Gross expenses	1.54%[5]	1.52%	1.52%	1.51%	1.51%	1.52%
Net expenses[6,7]	1.54 [5]	1.51	1.51	1.51	1.51	1.51
Net investment income	3.77 [5]	3.78	3.72	3.35	2.02	1.05
Portfolio turnover rate[8]	93%	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 66%, 43%, 48%, 55%, 55% and 56%

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.34	$9.07	$9.58	$9.36	$11.92	$12.56
Income (loss) from operations:
Net investment income	0.21	0.41	0.42	0.38	0.28	0.21
Net realized and unrealized gain (loss)	(0.17)	0.27	(0.53)	0.21	(2.55)	(0.49)
Total income (loss) from operations	0.04	0.68	(0.11)	0.59	(2.27)	(0.28)
Less distributions from:
Net investment income	(0.20)	(0.32)	(0.36)	(0.32)	(0.29)	(0.28)
Net realized gains	—	—	—	—	—	(0.08)
Return of capital	—	(0.09)	(0.04)	(0.05)	(0.00)[3]	—
Total distributions	(0.20)	(0.41)	(0.40)	(0.37)	(0.29)	(0.36)
Net asset value, end of period	$9.18	$9.34	$9.07	$9.58	$9.36	$11.92
Total return[4]	0.48%	7.61%	(1.11)%	6.50%	(19.15)%	(2.26)%
Net assets, end of period (000s)	$32,981	$37,992	$52,413	$83,022	$139,512	$318,386
Ratios to average net assets:
Gross expenses	0.84%[5]	0.81%	0.79%	0.80%[6]	0.82%	0.82%
Net expenses[7,8]	0.84 [5]	0.80	0.78	0.80 [6]	0.82	0.82
Net investment income	4.48 [5]	4.49	4.45	4.03	2.68	1.74
Portfolio turnover rate[9]	93%	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 66%, 43%, 48%, 55%, 55% and 56%

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.32	$9.06	$9.56	$9.35	$11.90	$12.54
Income (loss) from operations:
Net investment income	0.19	0.38	0.38	0.35	0.25	0.18
Net realized and unrealized gain (loss)	(0.16)	0.26	(0.51)	0.20	(2.54)	(0.50)
Total income (loss) from operations	0.03	0.64	(0.13)	0.55	(2.29)	(0.32)
Less distributions from:
Net investment income	(0.19)	(0.30)	(0.34)	(0.30)	(0.26)	(0.24)
Net realized gains	—	—	—	—	—	(0.08)
Return of capital	—	(0.08)	(0.03)	(0.04)	(0.00)[3]	—
Total distributions	(0.19)	(0.38)	(0.37)	(0.34)	(0.26)	(0.32)
Net asset value, end of period	$9.16	$9.32	$9.06	$9.56	$9.35	$11.90
Total return[4]	0.33%	7.14%	(1.34)%	6.08%	(19.37)%	(2.56)%
Net assets, end of period (millions)	$214	$228	$253	$283	$285	$375
Ratios to average net assets:
Gross expenses	1.14%[5]	1.13%	1.12%	1.11%[6]	1.13%	1.12%
Net expenses[7,8]	1.14 [5]	1.12	1.12	1.11 [6]	1.12	1.12
Net investment income	4.18 [5]	4.17	4.13	3.77	2.47	1.46
Portfolio turnover rate[9]	93%	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 66%, 43%, 48%, 55%, 55% and 56%

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.34	$9.07	$9.58	$9.36	$11.92	$12.56
Income (loss) from operations:
Net investment income	0.22	0.45	0.45	0.41	0.32	0.26
Net realized and unrealized gain (loss)	(0.16)	0.26	(0.52)	0.22	(2.55)	(0.50)
Total income (loss) from operations	0.06	0.71	(0.07)	0.63	(2.23)	(0.24)
Less distributions from:
Net investment income	(0.22)	(0.34)	(0.40)	(0.36)	(0.32)	(0.32)
Net realized gains	—	—	—	—	—	(0.08)
Return of capital	—	(0.10)	(0.04)	(0.05)	(0.01)	—
Total distributions	(0.22)	(0.44)	(0.44)	(0.41)	(0.33)	(0.40)
Net asset value, end of period	$9.18	$9.34	$9.07	$9.58	$9.36	$11.92
Total return[3]	0.65%	7.96%	(0.78)%	6.78%	(18.78)%	(1.90)%
Net assets, end of period (millions)	$1,774	$2,014	$3,311	$12,880	$16,128	$26,512
Ratios to average net assets:
Gross expenses	0.55%[4]	0.45%[5]	0.54%	0.52%	0.53%	0.52%
Net expenses[6,7]	0.45 [4]	0.45 [5]	0.45	0.45	0.45	0.45
Net investment income	4.87 [4]	4.84	4.77	4.41	3.10	2.12
Portfolio turnover rate[8]	93%	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 66%, 43%, 48%, 55%, 55% and 56%

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.33	$9.07	$9.57	$9.36	$11.92	$12.56
Income (loss) from operations:
Net investment income	0.22	0.45	0.45	0.42	0.32	0.26
Net realized and unrealized gain (loss)	(0.16)	0.25	(0.51)	0.20	(2.55)	(0.49)
Total income (loss) from operations	0.06	0.70	(0.06)	0.62	(2.23)	(0.23)
Less distributions from:
Net investment income	(0.22)	(0.34)	(0.40)	(0.36)	(0.32)	(0.33)
Net realized gains	—	—	—	—	—	(0.08)
Return of capital	—	(0.10)	(0.04)	(0.05)	(0.01)	—
Total distributions	(0.22)	(0.44)	(0.44)	(0.41)	(0.33)	(0.41)
Net asset value, end of period	$9.17	$9.33	$9.07	$9.57	$9.36	$11.92
Total return[3]	0.57%	8.01%	(0.75)%	6.93%	(18.85)%	(1.87)%
Net assets, end of period (millions)	$921	$1,028	$2,568	$7,621	$8,466	$12,736
Ratios to average net assets:
Gross expenses	0.44%[4]	0.43%	0.42%	0.42%	0.42%	0.42%
Net expenses[5,6]	0.44 [4]	0.42	0.42	0.42	0.42	0.42
Net investment income	4.88 [4]	4.86	4.80	4.45	3.15	2.16
Portfolio turnover rate[7]	93%	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 66%, 43%, 48%, 55%, 55% and 56%

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$366,350,161	$0 *	$366,350,161
Other Corporate Bonds & Notes	—	949,879,694	—	949,879,694
Mortgage-Backed Securities	—	902,861,383	—	902,861,383
Collateralized Mortgage Obligations	—	626,506,784	—	626,506,784
Asset-Backed Securities	—	292,233,523	—	292,233,523
U.S. Government & Agency Obligations	—	285,224,791	—	285,224,791
Sovereign Bonds	—	202,376,455	—	202,376,455
Senior Loans:
Industrials	—	8,403,016	3,092,054	11,495,070
Other Senior Loans	—	92,528,302	—	92,528,302
Purchased Options:
Exchange-Traded Purchased Options	$3,060,696	—	—	3,060,696
OTC Purchased Options	—	705,462	—	705,462
U.S. Treasury Inflation Protected Securities	—	10,463	—	10,463
Common Stocks:
Industrials	5,807	34	—	5,841

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$4,126	—	$4,126
Total Long-Term Investments	$3,066,503	3,727,084,194	$3,092,054	3,733,242,751
Short-Term Investments†	2,887	—	—	2,887
Total Investments	$3,069,390	$3,727,084,194	$3,092,054	$3,733,245,638
Other Financial Instruments:
Futures Contracts††	$1,522,389	—	—	$1,522,389
Forward Foreign Currency Contracts††	—	$3,018,651	—	3,018,651
OTC Interest Rate Swaps	—	207,855	—	207,855
Centrally Cleared Interest Rate Swaps††	—	7,501,272	—	7,501,272
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	89,658	—	89,658
OTC Total Return Swaps	—	1,827,371	—	1,827,371
Total Other Financial Instruments	$1,522,389	$12,644,807	—	$14,167,196
Total	$4,591,779	$3,739,729,001	$3,092,054	$3,747,412,834
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$15,794,789	—	$15,794,789
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$6,646,044	—	—	6,646,044
OTC Written Options	—	124,368	—	124,368
Futures Contracts††	2,753,661	—	—	2,753,661
Forward Foreign Currency Contracts††	—	1,354,936	—	1,354,936
OTC Interest Rate Swaps	—	661,292	—	661,292
Centrally Cleared Interest Rate Swaps††	—	1,104,088	—	1,104,088
Total Other Financial Instruments	$9,399,705	$3,244,684	—	$12,644,389
Total	$9,399,705	$19,039,473	—	$28,439,178
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the total notional value of all credit default swaps to sell protection was $13,960,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.
Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.
(j) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2026, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co. in the amount of $1,098,674.
(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund held OTC written options, forward foreign currency contracts, and OTC interest rate swaps with credit related contingent features which had a liability position of $2,140,596. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
At June 30, 2026, the Fund held cash collateral from Citibank N.A. in the amount of $30,000 and held non-cash collateral from BNP Paribas SA and JPMorgan Chase & Co. in the amounts of $99,673 and $2,320,532, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(v) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.
Effective June 30, 2026, Western Asset Japan will ceased to serve as a subadviser to the Fund.
FTFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, FTFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $1,005,201, which included an affiliated money market waiver of $46,491.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2026	—	$8,399,279
Expires December 31, 2027	—	—
Expires December 31, 2028	$20,772	937,903
Total fee waivers/expense reimbursements subject to recapture	$20,772	$9,337,182

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $33,066 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$8,020	—
CDSCs	5,427	$262
All officers and one Director of the Corporation are employees of Franklin Templeton or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$558,724,739	$3,122,454,568
Sales	415,105,240	3,481,622,219
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$3,990,213,667	$51,617,521	$(308,585,550)	$(256,968,029)
Securities sold short	(15,898,149)	103,360	—	103,360
Written options	(7,355,067)	2,234,702	(1,650,047)	584,655
Futures contracts	—	1,522,389	(2,753,661)	(1,231,272)
Forward foreign currency contracts	—	3,018,651	(1,354,936)	1,663,715
Swap contracts	1,009,617	9,626,156	(1,765,380)	7,860,776
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$3,060,696	$705,462	—	—	$3,766,158
Futures contracts[3]	1,522,389	—	—	—	1,522,389
Forward foreign currency contracts	—	3,018,651	—	—	3,018,651
OTC swap contracts[4]	207,855	—	—	$1,827,371	2,035,226
Centrally cleared swap contracts[5]	7,501,272	—	$89,658	—	7,590,930
Total	$12,292,212	$3,724,113	$89,658	$1,827,371	$17,933,354

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$6,646,044	$124,368	$6,770,412
Futures contracts[3]	2,753,661	—	2,753,661
Forward foreign currency contracts	—	1,354,936	1,354,936
OTC swap contracts[4]	661,292	—	661,292
Centrally cleared swap contracts[5]	1,104,088	—	1,104,088
Total	$11,165,085	$1,479,304	$12,644,389

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(21,115,144)	$(485,298)	—	—	$(21,600,442)
Futures contracts	(37,233,121)	—	—	—	(37,233,121)
Written options	29,022,457	74,952	—	—	29,097,409
Swap contracts	(80,338)	—	$(592,143)	$886,017	213,536
Forward foreign currency contracts	—	(4,529,723)	—	—	(4,529,723)
Total	$(29,406,146)	$(4,940,069)	$(592,143)	$886,017	$(34,052,341)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$1,318,219	$34,719	—	—	$1,352,938
Futures contracts	(1,860,725)	—	—	—	(1,860,725)
Written options	(4,958,594)	(22,406)	—	—	(4,981,000)
Swap contracts	14,705,582	—	$180,268	$403,859	15,289,709
Forward foreign currency contracts	—	8,659	—	—	8,659
Total	$9,204,482	$20,972	$180,268	$403,859	$9,809,581
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$3,270,351
Written options	6,282,868
Futures contracts (to buy)	2,186,884,800
Futures contracts (to sell)	104,071,358
Forward foreign currency contracts (to buy)	157,087,341
Forward foreign currency contracts (to sell)	224,254,049
Average Notional Balance**
Interest rate swap contracts	$1,017,284,200
Credit default swap contracts (buy protection)†	20,538,588
Credit default swap contracts (sell protection)	75,550,000
Total return swap contracts	19,901,414

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$23,894	$(8,654)	$15,240	—	$15,240
BNP Paribas SA	1,195,345	(377,077)	818,268	$(99,673)	718,595
Citibank N.A.	609,363	(135,240)	474,123	(30,000)	444,123
JPMorgan Chase & Co.	3,930,737	(1,576,260)	2,354,477	(2,320,532)	33,945
Morgan Stanley & Co. Inc.	—	(43,365)	(43,365)	—	(43,365)
Total	$5,759,339	$(2,140,596)	$3,618,743	$(2,450,205)	$1,168,538

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$737,582	$405,930
Class C	163,201	17,110
Class C1†	—	35
Class FI	43,804	26,428
Class R	544,939	221,826
Class I	—	1,040,360
Class IS	—	12,574
Total	$1,489,526	$1,724,263

†	On April 27, 2026, the Fund closed its Class C1 shares.
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$28,057
Class C	423
Class C1†	35
Class FI	442
Class R	2,696
Class I	961,544
Class IS	12,004
Total	$1,005,201

†	On April 27, 2026, the Fund closed its Class C1 shares.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class A	$13,124,063	$22,828,230
Class C	604,768	1,439,596
Class C1†	1	17
Class FI	774,024	1,541,036
Class R	4,499,077	7,575,853
Class I	44,745,155	88,398,011
Class IS	23,113,035	52,457,212
Total	$86,860,123	$174,239,955
Return of Capital:
Class A	—	$6,618,386
Class C	—	417,369
Class C1†	—	5
Class FI	—	446,779
Class R	—	2,196,399
Class I	—	25,628,448
Class IS	—	15,208,452
Total	—	$50,515,838

†	On April 27, 2026, the Fund closed its Class C1 shares.
7. Capital shares
At June 30, 2026, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,907,658	$36,193,171	10,610,288	$97,650,729
Shares issued on reinvestment	1,274,306	11,783,889	2,807,108	25,981,736
Shares repurchased	(8,311,007)	(76,883,953)	(32,757,480)	(301,815,118)
Net decrease	(3,129,043)	$(28,906,893)	(19,340,084)	$(178,182,653)
Class C
Shares sold	126,151	$1,171,866	249,415	$2,303,986
Shares issued on reinvestment	59,290	549,124	176,080	1,631,296
Shares repurchased	(985,358)	(9,153,361)	(3,792,840)	(34,981,832)
Net decrease	(799,917)	$(7,432,371)	(3,367,345)	$(31,046,550)

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class C1†
Shares sold	2	$17	5	$50
Shares issued on reinvestment	0 *	1	1	6
Shares repurchased	(4)	(36)	(291)	(2,658)
Net decrease	(2)	$(18)	(285)	$(2,602)
Class FI
Shares sold	62,778	$582,331	332,725	$3,077,808
Shares issued on reinvestment	81,123	751,084	208,938	1,935,724
Shares repurchased	(618,864)	(5,733,925)	(2,249,633)	(20,774,498)
Net decrease	(474,963)	$(4,400,510)	(1,707,970)	$(15,760,966)
Class R
Shares sold	215,902	$1,995,238	529,097	$4,875,119
Shares issued on reinvestment	486,684	4,496,309	1,054,881	9,759,293
Shares repurchased	(1,745,469)	(16,157,909)	(5,097,108)	(47,013,068)
Net decrease	(1,042,883)	$(9,666,362)	(3,513,130)	$(32,378,656)
Class I
Shares sold	10,800,596	$100,154,730	39,831,566	$367,530,064
Shares issued on reinvestment	4,059,629	37,588,954	10,626,971	98,421,264
Shares repurchased	(37,284,498)	(345,480,116)	(199,819,321)	(1,838,132,604)
Net decrease	(22,424,273)	$(207,736,432)	(149,360,784)	$(1,372,181,276)
Class IS
Shares sold	6,210,773	$57,524,726	17,603,504	$162,219,345
Shares issued on reinvestment	2,278,020	21,074,287	6,566,337	60,739,073
Shares repurchased	(18,240,781)	(168,994,184)	(197,154,244)	(1,812,349,668)
Net decrease	(9,751,988)	$(90,395,171)	(172,984,403)	$(1,589,391,250)

†	On April 27, 2026, the Fund closed its Class C1 shares.
*	Less than 1 share.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$246,082,140	$186,018,663	186,018,663	$432,097,916	432,097,916

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,392,052	—	$2,887
9. Restricted securities
The following Fund investments are restricted as to resaleand, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/Warrants	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	1,685	3/25	$20,512	$34	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	206,310	3/25	2,511,486	4,126 (b)	0.02	0.00 (a)
Total			$2,531,998	$4,160		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for

Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
11. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $8,003,303,088, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Core Plus Bond Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date
Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisersto attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2025 was above the median and that its performance for the 3-, 5-, and 10-year periods ended December 31, 2025 was

Western Asset Core Plus Bond Fund

below the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 3- and 5-year periods ended December 31, 2025 and exceeded the performance of its benchmark index for the 1- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core plus bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was slightly above the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was slightly above the median and that its Actual Management Fee was below the median of the peer group.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory
Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Core Plus Bond Fund

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Western Asset
Core Plus Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd*
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*Effective June 30, 2026, Western Asset Management Company Ltd will ceased to serve as a subadviser to the
Fund.
Western Asset Core Plus Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Plus Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90150-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026